UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Mid Cap Equity Fund

Semiannual Report
4.30.11

A look at performance

Total returns for the period ended April 30, 2011

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge (POP)				with maximum sales charge (POP)

	1-year	5-year	10-year	Since inception[1]	6-months	1-year	5-year	10-year	Since inception[1]

Class A	15.60	3.37	—	8.75	13.77	15.60	18.04	—	91.37

Class B	15.87	3.38	—	8.81	14.33	15.87	18.09	—	92.16

Class C	19.92	3.75	—	8.83	18.38	19.92	20.23	—	92.54

Class I2	22.21	4.89	—	9.90	20.04	22.21	26.99	—	107.63

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial Highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-29-12 for Class A, Class B, Class C, and Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	1.45	2.15	2.15	0.99
Gross (%)	2.12	2.82	2.82	1.65

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	Mid Cap Equity Fund | Semiannual report

	Class B	Class C	Class I [2]

Start date	8-4-03	8-4-03	8-4-03

NAV	$19,216	$19,254	$20,763

POP	$19,216	$19,254	$20,763

Index	$21,511	$21,511	$21,511

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Russell Midcap Growth Index is an unmanaged index which measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 8-4-03

2 For certain types of investors, as described in the Fund’s Class I shares prospectus.

3 NAV represents net asset value and POP represents public offering price. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Semiannual report | Mid Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2010 with the same investment held until April 30, 2011.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,197.30	$7.68

Class B	1,000.00	1,193.30	11.37

Class C	1,000.00	1,193.80	11.37

Class I	1,000.00	1,200.40	5.29

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2011, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Mid Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2010, with the same investment held until April 30, 2011. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-10	on 4-30-11	period ended 4-30-11[1]

Class A	$1,000.00	$1,017.80	$7.05

Class B	1,000.00	1,014.40	10.44

Class C	1,000.00	1,014.40	10.44

Class I	1,000.00	1,020.00	4.86

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.41%, 2.09%, 2.09% and 0.97% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report | Mid Cap Equity Fund	9

Portfolio summary

Top 10 Holdings (22.7% of Net Assets on 4-30-11) [1]

Ancestry.com, Inc.	2.9%	Progress Energy Resources Corp.	2.2%

Atmel Corp.	2.5%	Amphenol Corp., Class A	2.1%

Johnson Controls, Inc.	2.3%	BE Aerospace, Inc.	2.1%

Hospira, Inc.	2.2%	FMC Corp.	2.1%

Lazard, Ltd., Class A	2.2%	Baker Hughes, Inc.	2.1%

Sector Composition[2,3]

Information Technology	22%	Financials	9%

Industrials	17%	Materials	9%

Consumer Discretionary	16%	Telecommunication Services	1%

Health Care	13%	Short-Term Investments & Other	2%

Energy	11%

1 Cash and cash equivalents not included in Top 10 Holdings.

2 As a percentage of net assets on 4-30-11.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Mid Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-11 (unaudited)

	Shares	Value
Common Stocks 98.08%		$33,301,877

(Cost $27,060,990)

Consumer Discretionary 16.20%		5,500,028

Auto Components 3.05%

BorgWarner, Inc. (I)	3,342	258,136

Johnson Controls, Inc.	18,997	778,877

Hotels, Restaurants & Leisure 5.28%

Bally Technologies, Inc. (I)	12,247	477,511

Darden Restaurants, Inc.	9,055	425,313

WMS Industries, Inc. (I)	17,819	584,463

Yum! Brands, Inc.	5,681	304,729

Household Durables 0.95%

Lennar Corp., Class A (L)	16,965	322,165

Internet & Catalog Retail 1.25%

Expedia, Inc.	16,900	423,007

Leisure Equipment & Products 1.53%

Hasbro, Inc.	11,088	519,362

Specialty Retail 3.09%

Bed Bath & Beyond, Inc. (I)	9,488	532,467

O’Reilly Automotive, Inc. (I)	8,778	518,429

Textiles, Apparel & Luxury Goods 1.05%

Phillips-Van Heusen Corp.	5,050	355,569

Energy 11.13%		3,780,536

Energy Equipment & Services 3.73%

Baker Hughes, Inc. (L)	9,025	698,625

Pride International, Inc. (I)	12,939	568,151

Oil, Gas & Consumable Fuels 7.40%

Alpha Natural Resources, Inc. (I)(L)	7,225	420,278

Denbury Resources, Inc. (I)	16,562	373,804

Massey Energy Company (L)	3,284	224,100

MEG Energy Corp. (I)	2,433	128,471

OGX Petroleo e Gas Participacoes SA, SADR (I)(L)	58,283	625,377

Progress Energy Resources Corp.	54,234	741,730

Financials 9.15%		3,106,610

Capital Markets 5.91%

Lazard, Ltd., Class A	18,250	748,250

SEI Investments Company	18,550	414,222

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	11

	Shares	Value
Capital Markets (continued)

Solar Senior Capital, Ltd. (I)	24,117	$454,123

T. Rowe Price Group, Inc.	6,046	388,456

Commercial Banks 1.97%

Comerica, Inc.	17,642	669,161

Insurance 1.27%

Prudential Financial, Inc.	6,818	432,398

Health Care 12.57%		4,267,195

Health Care Equipment & Supplies 1.51%

Thoratec Corp. (I)	16,680	512,076

Health Care Providers & Services 5.36%

MEDNAX, Inc. (I)	7,467	529,560

Patterson Companies, Inc.	17,080	592,847

WellPoint, Inc.	9,097	698,559

Health Care Technology 1.74%

Allscripts-Misys Healthcare Solutions, Inc. (I)	27,387	589,916

Pharmaceuticals 3.96%

Hospira, Inc. (I)	13,191	748,325

Mylan, Inc. (I)	23,913	595,912

Industrials 17.12%		5,812,233

Aerospace & Defense 5.04%

BE Aerospace, Inc. (I)	18,258	704,576

Precision Castparts Corp.	2,996	462,942

Textron, Inc. (L)	20,800	542,880

Air Freight & Logistics 1.92%

Expeditors International of Washington, Inc.	12,018	652,217

Airlines 1.51%

Copa Holdings SA, Class A	8,816	512,650

Building Products 1.94%

Owens Corning, Inc. (I)	17,440	659,930

Machinery 4.59%

Cummins, Inc.	4,702	565,086

Flowserve Corp.	3,688	466,975

Pall Corp.	8,978	524,674

Professional Services 1.10%

Stantec, Inc. (I)	11,800	374,414

Transportation Infrastructure 1.02%

LLX Logistica SA (I)(L)	119,272	345,889

Information Technology 21.90%		7,435,860

Communications Equipment 2.03%

F5 Networks, Inc. (I)	3,314	335,907

Juniper Networks, Inc. (I)	9,197	352,521

Computers & Peripherals 1.60%

Western Digital Corp. (I)	13,641	542,912

12	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

		Shares	Value
Electronic Equipment, Instruments & Components 2.10%

Amphenol Corp., Class A		12,738	$712,182

Internet Software & Services 4.38%

Ancestry.com, Inc. (I)(L)		21,521	983,510

VistaPrint NV (I)(L)		9,283	504,995

Semiconductors & Semiconductor Equipment 8.04%

Atmel Corp. (I)		56,208	859,982

Broadcom Corp., Class A		19,467	684,849

Cypress Semiconductor Corp.		23,572	512,927

NXP Semiconductor NV (I)		20,124	672,142

Software 3.75%

Autodesk, Inc. (I)(L)		7,373	331,638

Concur Technologies, Inc. (I)(L)		7,227	418,226

Red Hat, Inc. (I)		11,040	524,069

Materials 9.07%			3,080,429

Chemicals 2.07%

FMC Corp.		7,979	704,386

Construction Materials 0.89%

Eagle Materials, Inc.		10,413	302,914

Containers & Packaging 1.58%

Packaging Corp. of America		18,748	534,880

Metals & Mining 4.53%

Allegheny Technologies, Inc. (L)		7,895	568,440

IAMGOLD Corp.		24,909	516,862

Walter Energy, Inc.		3,277	452,947

Telecommunication Services 0.94%			318,986

Wireless Telecommunication Services 0.94%

American Tower Corp., Class A (I)		6,098	318,986

	Yield (%)	Shares	Value
Securities Lending Collateral 8.22%			$2,788,930

(Cost $2,788,590)

John Hancock Collateral Investment Trust,
0.262% (W)	0.2616 (Y)	278,673	2,788,930

Total investments (Cost $29,849,580)† 106.30%			$36,090,807

Other assets and liabilities, net (6.30%)			($2,137,622)

Total net assets 100.00%			$33,953,185

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	13

Notes to Schedule of Investments

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 4-30-11.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-11.

† At 4-30-11, the aggregate cost of investment securities for federal income tax purposes was $30,083,675. Net unrealized appreciation aggregated $6,007,132, of which $6,271,772 related to appreciated investment securities and $264,640 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of total net assets on 4-30-11:

United States	83%
Canada	5%
Netherlands	3%
Brazil	3%
Bermuda	2%
Panama	2%
Other	2%

14	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-11 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $27,060,990) including
$2,770,806 of securities loaned (Note 2)	$33,301,877
Investments in affiliated issuers, at value (Cost $2,788,590) (Note 2)	2,788,930

Total investments, at value (Cost $29,849,580)	36,090,807
Cash	689,147
Receivable for investments sold	162,013
Receivable for fund shares sold	122,104
Dividends and interest receivable	9,364
Receivable for securities lending income	1,417
Receivable due from adviser	693
Other receivables and prepaid expenses	36,529

Total assets	37,112,074

Liabilities

Foreign currency overdraft, at value (cost $122,467)	123,878
Payable for investments purchased	148,097
Payable for fund shares repurchased	43,117
Payable upon return of securities loaned (Note 2)	2,787,975
Payable to affiliates
Accounting and legal services fees	683
Transfer agent fees	9,213
Trustees’ fees	1,508
Other liabilities and accrued expenses	44,418

Total liabilities	3,158,889

Net assets

Capital paid-in	$32,836,676
Accumulated net investment loss	(202,293)
Accumulated net realized loss on investments, written options and foreign
currency transactions	(4,921,240)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	6,240,042

Net assets	$33,953,185

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($23,630,110 ÷ 1,497,256 shares)	$15.78
Class B ($4,031,880 ÷ 268,762 shares)[1]	$15.00
Class C ($4,371,724 ÷ 290,959 shares)[1]	$15.03
Class I ($1,919,471 ÷ 117,844 shares)	$16.29

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$16.61

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

 2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-11
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$77,705
Securities lending	5,816
Interest	2,093
Less foreign taxes withheld	(1,100)

Total investment income	84,514

Expenses

Investment management fees (Note 5)	117,485
Distribution and service fees (Note 5)	67,056
Accounting and legal services fees (Note 5)	2,020
Transfer agent fees (Note 5)	25,813
Trustees’ fees (Note 5)	1,036
State registration fees	40,158
Printing and postage	5,644
Professional fees	11,330
Custodian fees	9,423
Registration and filing fees	16,569
Other	5,824

Total expenses	302,358
Less expense reductions (Note 5)	(74,782)

Net expenses	227,576

Net investment loss	(143,062)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	3,232,854
Investments in affiliated issuers	(94)
Written options (Note 3)	23,661
Foreign currency transactions	1,210
3,257,631
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,052,532
Investments in affiliated issuers	(108)
Written options (Note 3)	5,100
Translation of assets and liabilities in foreign currencies	(905)
2,056,619
Net realized and unrealized gain	5,314,250

Increase in net assets from operations	$5,171,188

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-11	ended
	(unaudited)	10-31-10
Increase (decrease) in net assets

From operations
Net investment loss	($143,062)	($247,855)
Net realized gain	3,257,631	2,687,649
Change in net unrealized appreciation (depreciation)	2,056,619	2,419,433

Increase in net assets resulting from operations	5,171,188	4,859,227

From Fund share transactions (Note 6)	3,393,434	(446,803)

Total increase	8,564,622	4,412,424

Net assets

Beginning of period	25,388,563	20,976,139
End of period	$33,953,185	$25,388,563

Accumulated net investment loss	($202,293)	($59,231)

18	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$13.18	$10.64	$8.11	$15.82	$12.94	$13.38
Net investment loss[2]	(0.06)	(0.10)	(0.07)	(0.07)	(0.13)[3]	(0.08)
Net realized and unrealized gain (loss)
on investments	2.66	2.64	2.60	(7.41)	3.51	1.38
Total from investment operations	2.60	2.54	2.53	(7.48)	3.38	1.30
Less distributions
From net realized gain	—	—	—	(0.23)	(0.50)	(1.74)
Net asset value, end of period	$15.78	$13.18	$10.64	$8.11	$15.82	$12.94
Total return (%)[4,5]	19.73[6]	23.87	31.20	(47.91)	27.01	10.31

Ratios and supplemental data

Net assets, end of period (in millions)	$24	$18	$14	$10	$15	$3
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.91[7]	2.20	2.33[8]	2.08	2.94	4.25
Expenses net of fee waivers	1.41[7]	1.38	1.38[8]	1.34	1.39	1.38
Net investment loss	(0.83)[7]	(0.87)	(0.72)	(0.60)	(0.88)[3]	(0.66)
Portfolio turnover (%)	61	76	115	115	64[9]	47

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.01 per share and 0.05% of class’s average net assets.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	19

CLASS B SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$12.57	$10.22	$7.84	$15.42	$12.70	$13.23
Net investment loss[2]	(0.10)	(0.18)	(0.12)	(0.16)	(0.22)[3]	(0.17)
Net realized and unrealized gain (loss)
on investments	2.53	2.53	2.50	(7.19)	3.44	1.38
Total from investment operations	2.43	2.35	2.38	(7.35)	3.22	1.21
Less distributions
From net realized gain	—	—	—	(0.23)	(0.50)	(1.74)
Net asset value, end of period	$15.00	$12.57	$10.22	$7.84	$15.42	$12.70
Total return (%)[4,5]	19.33[6]	22.99	30.36	(48.32)	26.23	9.67

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$3	$3	$4	$6	$1
Ratios (as a percentage of average net
assets):
Expenses before reductions	2.61[7]	2.89	3.08[8]	2.82	3.61	4.92
Expenses net of fee waivers	2.09[7]	2.05	2.05[8]	2.06	2.06	2.05
Net investment loss	(1.51)[7]	(1.54)	(1.36)	(1.33)	(1.57)[3]	(1.35)
Portfolio turnover (%)	61	76	115	115	64[9]	47

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.01 per share and 0.05% of class’s average net assets.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

CLASS C SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$12.59	$10.23	$7.85	$15.42	$12.71	$13.23
Net investment loss[2]	(0.10)	(0.18)	(0.12)	(0.15)	(0.21)[3]	(0.16)
Net realized and unrealized gain (loss)
on investments	2.54	2.54	2.50	(7.19)	3.42	1.38
Total from investment operations	2.44	2.36	2.38	(7.34)	3.21	1.22
Less distributions
From net realized gain	—	—	—	(0.23)	(0.50)	(1.74)
Net asset value, end of period	$15.03	$12.59	$10.23	$7.85	$15.42	$12.71
Total return (%)[4,5]	19.38[6]	23.07	30.32	(48.25)	26.13	9.76

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$3	$3	$2	$3	—[7]
Ratios (as a percentage of average net
assets):
Expenses before reductions	2.61[8]	2.90	3.04[9]	2.73	3.55	4.85
Expenses net of fee waivers	2.09[8]	2.05	2.03[9]	1.98	2.00	1.98
Net investment loss	(1.51)[8]	(1.54)	(1.36)	(1.26)	(1.51)[3]	(1.51)
Portfolio turnover (%)	61	76	115	115	64[10]	47

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.01 per share and 0.05% of class’s average net assets.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Less than $500,000.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
10 Excludes merger activity.

20	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-11[1]	10-31-10	10-31-09	10-31-08	10-31-07	10-31-06

Per share operating performance

Net asset value, beginning of period	$13.57	$10.91	$8.28	$16.10	$13.10	$13.47
Net investment loss[2]	(0.03)	(0.05)	(0.03)	(0.03)	(0.05)[3]	(0.03)
Net realized and unrealized gain (loss)
on investments	2.75	2.71	2.66	(7.56)	3.55	1.40
Total from investment operations	2.72	2.66	2.63	(7.59)	3.50	1.37
Less distributions
From net realized gain	—	—	—	(0.23)	(0.50)	(1.74)
Net asset value, end of period	$16.29	$13.57	$10.91	$8.28	$16.10	$13.10
Total return (%)[4]	20.04[5]	24.38	31.76	(47.76)	27.62	10.82

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	—[6]	—[6]	—[6]	—[6]
Ratios (as a percentage of average net
assets):
Expenses before reductions	1.48[7]	1.90	1.82[8]	1.60	3.03	3.81
Expenses net of fee waivers	0.97[7]	0.95	0.95[8]	0.95	0.95	0.94
Net investment loss	(0.39)[7]	(0.43)	(0.30)	(0.21)	(0.39)[3]	(0.23)
Portfolio turnover (%)	61	76	115	115	64[9]	47

1 Semiannual period from 11-1-10 to 4-30-11. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.01 per share and 0.05% of class’s average net assets.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Mid Cap Equity Fund (the Fund) is a diversified series of John Hancock Series Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the six-month period ended April 30, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency

22	Mid Cap Equity Fund | Semiannual report

exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income is recorded when the Fund becomes aware of the dividends.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, effective March 30, 2011, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. Prior to March 30, 2011, the Fund had a similar agreement with State Street Bank and Trust Company. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended April 30, 2011, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner,

Semiannual report | Mid Cap Equity Fund	23

taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has a capital loss carryforward of $8,003,026 available to offset future net realized capital gains as of October 31, 2010. The loss carryforward expires as follows: October 31, 2016 — $4,713,766 and October 31, 2017 — $3,289,260.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of October 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, at least annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sales loss deferrals, net operating losses, partnerships and passive foreign investment companies.

24	Mid Cap Equity Fund | Semiannual report

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objective. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Options. There are two types of options, a put option and a call option. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of Assets and Liabilities.

Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the Fund realizes a loss equal to the cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the Fund.

During the six months ended April 30, 2011, the Fund wrote option contracts to manage against anticipated changes in securities values. The following tables summarize the Fund’s written options activities during the six months ended April 30, 2011 and the contracts held at April 30, 2011.

	NUMBER OF	PREMIUMS RECEIVED
	CONTRACTS	(PAID)

Outstanding, beginning of period	1,020	$37,230
Options written	66	13,374
Options closed	(666)	(35,274)
Options expired	(420)	(15,330)
Outstanding, end of period	—	—

Semiannual report | Mid Cap Equity Fund	25

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended April 30, 2011:

	STATEMENT OF	INVESTMENTS
RISK	OPERATIONS LOCATION	(PURCHASED OPTIONS)	WRITTEN OPTIONS	TOTAL

Equity contracts	Net realized gain (loss)	($1,294)	$23,661	$22,367

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six-month period ended April 30, 2011:

RISK	STATEMENT OF OPERATIONS LOCATION	WRITTEN OPTIONS

Equity contracts	Change in unrealized appreciation (depreciation)	$5,100

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.75% of the next $500,000,000; and (c) 0.70% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2011 were equivalent to an annual effective rate of 0.80% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the Fund. This agreement excludes taxes, portfolio brokerage commissions, interest, litigation, short dividend and extraordinary expenses. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.45% for Class A, 2.15% for Class B, 2.15% for Class C and 0.99% for Class I shares. The fee waivers and/or reimbursements will continue in effect until February 29, 2012. Prior to March 1, 2011, the fee waivers and/or reimbursements were such that these expenses would not exceed 1.38% for Class A, 2.05% for Class B, 2.05% for Class C and 0.95% for Class I shares.

26	Mid Cap Equity Fund | Semiannual report

Effective March 1, 2010, the Adviser has voluntarily agreed to reimburse certain fund expenses (excluding taxes, brokerage commissions, interest, litigation, extraordinary expenses, 12b-1 fees, transfer agent fees and class level expenses) that exceed 0.95% of the Fund’s average daily net assets. This voluntary arrangement may be amended or terminated at any time by the Adviser upon notice to the Fund.

Accordingly, these expense reductions or reimbursements amounted to $51,760, $9,093, $9,853 and $4,076 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended April 30, 2011.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2011, amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $26,033 for the six months ended April 30, 2011. Of this amount, $4,334 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $19,079 was paid as sales commissions to broker-dealers and $2,620 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2011, CDSCs received by the Distributor amounted to $4,269 and $327 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to

Semiannual report | Mid Cap Equity Fund	27

the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services receives in connection with the service it provides to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2011 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$30,802	$18,765
Class B	17,396	3,180
Class C	18,858	3,447
Class I	—	421
Total	$67,056	$25,813

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2011 and for the year ended October 31, 2010 were as follows:

	Six months ended 4-30-11		Year ended 10-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	351,158	$5,150,041	465,278	$5,579,235
Repurchased	(207,094)	(2,979,584)	(467,621)	(5,575,183)

Net increase (decrease)	144,064	$2,170,457	(2,343)	$4,052

Class B shares

Sold	68,285	$959,014	51,594	$595,660
Repurchased	(44,848)	(622,331)	(116,955)	(1,350,230)

Net increase (decrease)	23,437	$336,683	(65,361)	($754,570)

Class C shares

Sold	55,080	$784,224	54,035	$624,758
Repurchased	(27,375)	(381,606)	(75,909)	(864,644)

Net increase (decrease)	27,705	$402,618	(21,874)	($239,886)

Class I shares

Sold	45,048	$677,438	50,182	$634,094
Repurchased	(12,417)	(193,762)	(7,404)	(90,493)

Net increase	32,631	$483,676	42,778	$543,601

Net increase (decrease)	227,837	$3,393,434	(46,800)	($446,803)

28	Mid Cap Equity Fund | Semiannual report

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $21,073,695 and $17,501,705, respectively, for the six months ended April 30, 2011.

Semiannual report | Mid Cap Equity Fund	29

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairperson	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner,* Vice Chairperson	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†
Dr. John A. Moore	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

30	Mid Cap Equity Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.	810SA 4/11
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: June 20, 2011

By:

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: June 20, 2011